Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Perpetual bonds INR
Debt Instrument [Line Items]
Perpetual bonds	$ 2,094.5	93,287.2	75,854.4	2,000.0